GAIN ON DISPOSAL OF SUBSIDIARY (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Zhongcheng [Member] CNY	Dec. 31, 2014 Zhongcheng [Member] Ambow Shanghai [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest (as a percent)						100.00%
Percentage of equity interest transferred					70.00%
Remaining ownership interest (as a percent)					30.00%
Liabilities assumed by third party in exchange of equity					9,090
Fair value of retained noncontrolling interest in Zhongcheng					693
Carrying amount of net liabilities after the waiver of the net intercompany balances					6,710
Gain on disposal	$ 1,193	7,403			7,403